Consolidated Statements of Changes in Equity - USD ($)	Preferred shares	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Noncontrolling interest	Total
Balance at Jun. 30, 2017		$ 10,000	$ 8,491,241	$ (7,239,501)	$ 26,084		$ 1,287,824
Balance,Shares at Jun. 30, 2017		10,000,000
Capital contribution from controlling shareholders			3,957,752				3,957,752
Capital contribution from noncontrolling shareholders			2,164,126			347,801	2,511,927
Net loss for the period				475,346		(349,519)	125,827
Foreign currency translation loss					(33,404)	(795)	(34,199)
Balance at Jun. 30, 2018		$ 10,000	14,613,119	(6,764,155)	(7,320)	(2,513)	7,849,131
Balance,Shares at Jun. 30, 2018		10,000,000
Issuance of ordinary share through Initial public offering, net		$ 1,508	7,297,926				7,299,434
Issuance of ordinary share through Initial public offering, net, Shares		1,507,558
Disposal of subsidiary						33,603	33,603
Net loss for the period				(2,457,186)		(645,716)	(3,102,902)
Foreign currency translation loss					(244,638)	(26,556)	(271,194)
Balance at Jun. 30, 2019		$ 11,508	21,911,045	(9,221,341)	(251,958)	(641,182)	11,808,072
Balance,Shares at Jun. 30, 2019		11,507,558
Net loss for the period				(4,045,948)		(641,719)	(4,687,667)
Foreign currency translation loss					168,946	(9,011)	159,935
Balance at Jun. 30, 2020		$ 11,508	$ 21,911,045	$ (13,267,289)	$ (83,012)	$ (1,291,912)	$ 7,280,340
Balance,Shares at Jun. 30, 2020		11,507,558